Deferred Offering Costs	12 Months Ended
Mar. 31, 2026
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

NOTE – 8 DEFERRED OFFERING COSTS

Included in the deposits, prepayments and other receivables, the deferred offering costs as of March 31, 2026 and March 31, 2025 were as follows:

	March 31, 2026	March 31, 2025

Deferred offering costs	$-	$1,021,405